EARNINGS/(LOSS) PER SHARE (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 2016 Notes [Member] CNY	Dec. 31, 2013 2016 Notes [Member] CNY	Dec. 31, 2012 2016 Notes [Member] CNY	Dec. 31, 2014 Exchange Gain On Convertible Senior Notes [Member] CNY	Dec. 31, 2013 Exchange Gain On Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Exchange Gain On Convertible Senior Notes [Member] CNY	Dec. 31, 2014 Change In Fair Value Of Convertible Senior Notes [Member] CNY	Dec. 31, 2013 Change In Fair Value Of Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Change In Fair Value Of Convertible Senior Notes [Member] CNY	Dec. 31, 2014 Stock Options [Member]	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.	$ 108,471,949	673,025,055	188,011,825	(1,542,422,068)
Dilutive effect					64,960,833			5,862,093			(150,790,707)
Net income / (loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders-Diluted		593,057,274	188,011,825	(1,542,422,068)
Denominator for basic calculation-weighted average number of ordinary shares outstanding	122,980,870	122,980,870	94,018,394	88,752,706
Dilutive effect					26,870,920									3,934,741	2,017,591
Denominator for diluted calculation-weighted average number of ordinary shares outstanding	153,786,531	153,786,531	96,035,985	88,752,706
Basic earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ 0.88	5.47	2.00	(17.38)
Diluted earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ 0.62	3.86	1.96	(17.38)
Accretion of redeemable non-controlling interests	$ (8,432,566)	(52,320,700)